Intangible Assets - Summary of Intangible Assets Related to Internally Generated Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Net book amount	$ 46,969
Amortization of the period	(6,891)	$ (3,917)	$ (656)
Net book amount	$ 51,443	$ 46,969